Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Directors' and key management remuneration
Short-term benefits	£ 18,124	£ 18,718
Post-employment benefits	380	474
Share-based payments	2,491	3,249
Total remuneration	£ 20,995	£ 22,441